Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of revenues by geographic areas
	September 30, 2021		September 30, 2020		September 30, 2019
Top 5 International Markets:	Sales Amount (In USD)	As % of Sales	Sales Amount (In USD)	As % of Sales	Sales Amount (In USD)	As % of Sales
China	$53,130,894	81.22%	$47,271,235	79.93%	47,606,489	72.66%
US	5,740,265	8.78%	2,996,803	5.07%	8,285,920	12.65%
India	4,191,611	6.41%	5,082,525	8.59%	3,795,089	5.79%
Australia	546,807	0.84%	1,327,488	2.24%	473,613	0.72%
Switzerland	514,951	0.79%	-	-%	-	-%
Other foreign countries	6,122,083	1.96%	2,459,227	4.17%	5,357,205	8.18%